Derivative financial instruments and Short positions (Details 6) - Hedge Structure - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Portion Accumulated
Fair Value Hedge
Debentures	R$ 0	R$ 0	R$ 10,502
Brazilian Treasury Bonds (LTN, NTN-F)	(388,446)	0	0
Eurobonds	0	13,163	2,051
Bonds (LEA)	(1,200)	0	0
NCE	0	0	53,131
Resolution 2770	304	0	35,338
Trade Finance Off	(57,386)	20,471	11,046
Total	(446,728)	33,634	112,068
Portion Ineffective
Fair Value Hedge
Debentures	0	0	0
Brazilian Treasury Bonds (LTN, NTN-F)	0	0	0
Eurobonds	0	0	0
Bonds (LEA)	0	0	0
NCE	0	0	0
Resolution 2770	0	0	0
Trade Finance Off	0	0	0
Total	R$ 0	R$ 0	R$ 0